Due From/(To) Related Parties (Tables)	6 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
Schedule of List of Related Parties
Name of the related parties	Relation with the Group
Tingjun Yang	Chief Executive Officer and Director
Hailiang Jia	Chief Financial Officer
Shu Sang Joseph Law	Shareholder
Jianping Niu	Shareholder
Huabei Zhu	Shareholder
Guangzhou Sanyi Network	Former related party (ownership reduced from 40% to 0% in current period, no longer a related party post-disposal)

Schedule of Due from Related Parties
	As of December 31, 2025	As of June 30, 2025
	US$	US$
Due from related parties
Jianping Niu	$30	$30

Huabei Zhu	$28	$28
Shu Sang Joseph Law	$58,758	$58,267
	$58,816	$58,325

Schedule of Due To Related Party
	As of December 31,	As of June 30,
	2025	2025
	US$	US$
Due to a related party – non-current
Tingjun Yang	$62,200	$63,000
Guangzhou Sanyi Network *	$-	$1,619,884
	$62,200	$1,626,184

*	On December 25, 2025, the Company sold its remaining 40% equity interest in Guangzhou Sanyi Network, completing the full divestment of the entity.